Dividends - Summary of Proposed Final Dividend (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 ¥ / shares
Fiscal year twenty eighteen [member]
Disclosure of Proposed Dividend [Line Items]
Approval of a final dividend, per ordinary share	¥ 0.052